Commitments and contingencies (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Commitments and contingencies
Total	¥ 930,099
Purchase of property and equipment
Commitments and contingencies
Total	1,228
Purchase of services
Commitments and contingencies
Total	474
Investment commitments
Commitments and contingencies
Total	¥ 18,831
Capital contribution obligation due (in year)	1 year
Operating leases commitments
Commitments and contingencies
Total	¥ 909,566